INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2022	Dec. 31, 2021
Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%	5.90%
Terminal Capitalization Rate	4.60%	4.60%
Investment Horizon (years)	11,000,000	11,000,000
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.60%	7.30%
Terminal Capitalization Rate	5.90%	5.80%
Investment Horizon (years)	10,000,000	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.40%	9.10%
Terminal Capitalization Rate	5.70%	5.90%
Investment Horizon (years)	13,000,000	13,000,000
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.50%	8.70%